Employee Benefit Plans	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Employee Benefit Plans
Employee Benefit Plans

11. Employee Benefit Plans

China Contribution Plan

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries in China participate in a government-mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor laws require the entities incorporated in China to pay to the local labor and welfare authorities a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The local labor bureau is responsible for meeting all retirement benefit obligations. The Group has no further commitments beyond its monthly contribution. For the six months ended June 30, 2020 and 2021, the Group’s total contribution was $21.4 million and $37.8 million respectively.

11. Employee Benefit Plans

China Contribution Plan

The Company’s subsidiaries, VIEs and VIEs’ subsidiaries in China participate in a government-mandated, multi-employer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor laws require the entities incorporated in China to pay to the local labor and welfare authorities a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The local labor bureau is responsible for meeting all retirement benefit obligations. The Group has no further commitments beyond its monthly contribution. For the nine months ended September 30, 2020 and 2021, the Group’s total contribution was $34.3 million and $58.4 million, respectively.